Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
Note 6. Debt
Senior Secured Notes
In August 2017, the Company issued a Senior Secured Promissory Note with an aggregate principal of $15 million and final maturity date of September 18, 2020 (the “2017 Note”). The 2017 Note bore interest at 12.50% per annum, with an effective interest rate of 15.68% due to upfront fees of $382,000 and allocated proceeds to warrants of $480,000. Principal and interest are paid according to a schedule of 28 monthly installments beginning June 18, 2018 until final maturity.
On December 18, 2018, the Company entered into the First Amendment to Senior Secured Promissory Note with the lenders which provided for an incremental advance, an aggregate principal amount of $3 million (the “2018 Note” and together with the 2017 Note, the “Notes”). The 2018 Note accrued interest at 12.50% per annum, with an effective interest rate of 15.58% due to upfront fees of $108,000 and allocated proceeds to warrants of $46,000. Principal and interest are paid pursuant to a schedule of 27 monthly installment payments with a final maturity date on December 18, 2021. The Notes permit prepayment with an interest make-whole premium. The Notes included standard non-financial
covenants and were secured by a first priority perfected security interest in all of the Company’s assets. The Company was required to maintain liquidity of at least $2 million. As of December 31, 2019, the Company was not in default on any covenants.
In connection with the issuance of the Notes, the Company issued Warrants (see Note 7: Warrants). Proceeds were allocated to the Warrants at their full fair value, with the residual allocated to the Notes. From January 1, 2019 through September 30, 2019, $253,000 of non-cash
interest was amortized. From January 1, 2020 until settled in the debt refinancing described below, $55,000 of non-cash
interest was amortized on the Notes.
On March 31, 2020, the Company entered into a debt refinancing to refinance the Notes. The $3.6 million principal of the 2017 Note and $2.4 million principal of the 2018 Note were repaid with a portion of the proceeds from the new Senior Secured Promissory Note (“New Notes”), which provided for $20 million of initial advance, drawn in an amount of $17 million on April 8, 2020 and $3 million on May 26, 2020, and a second advance of $5 million upon a minimum equity investment of $25 million or $10 million upon a minimum equity investment of $30 million prior to September 30, 2020. The remaining $10 million of New Notes were issued on June 6, 2020. The New Notes bear interest at 12.5% and mature 48 months after the initial funding date, with 32 equal monthly installments commencing on the 16 th
monthly payment date. The New Notes contain the same covenants as the 2017 Note and 2018 Note and the Company must maintain liquidity of at least $5 million. The Company was not in default on any covenants as of December 31, 2019 or September 30, 2020.
Upon issuing the New Notes, the Company paid the lenders a
non-refundable
fee equal to 1.5% of the amount of each advance and a warrant for a number of Series A Convertible Preferred shares equal to 10% of the principal amount of each advance divided by the exercise price of $43.3039. The redemption of the 2017 Note and the 2018 Note was an extinguishment, resulting in an extinguishment loss of $866,000, comprised of $86,000 in unamortized financing costs and discount on the 2017 Note and the 2018 Note, $255,000 of lender fee, and $525,000 of fair value of the newly issued Warrants. Third party financing costs of $361,000 and $1.2 million of fair value of newly issued Warrants were deferred as discount on the New Notes and $235,000 was amortized as non-cash
interest expense through September 30, 2020.
The following table summarizes the outstanding balances recorded for the Notes as of September 30, 2020 and December 31, 2019 (in thousands):

	As of
	September 30, 2020	December 31, 2019
2017 Notes Principal Outstanding	$—	$5,304
Unamortized discount (2017 Notes)	—	(56)
2018 Notes	—	2,707
Unamortized discount (2018 Notes)	—	(81)
New Notes	30,000	—
Unamortized discount (New Notes)	(1,329)	—

Net carrying amount	28,671	7,874
Less: current portion	1,897	6,459

Non-current portion	$26,774	$1,415

Equipment Loan
On July 31, 2017, the Company entered into an Equipment and Loan Agreement (“the agreement”) for total committed amount of $4 million for the purpose of acquiring equipment. On March 29, 2018, the commitment amount was increased by $1.4 million to a total of $5.4 million. Under the agreement the Company issued three promissory notes totaling $3.2 million in the period starting from July 31, 2017 through December 15, 2017 and three promissory notes totaling $2.2 million in the period starting from March 29, 2018 to October 16, 2018. The promissory notes bear interest at 10.35% per annum with effective rate of interest ranging from 10.37% to 13.96%. The interest only period ended on June 30, 2018 and principal and interest were paid based on the monthly schedule until final maturity on July 1, 2020.
The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 (in thousands):

As of December 31, 2019
Notes Principal outstanding	$1,290
Unamortized discount	(9)

Net carrying amount	1,281
Less: current portion	1,281

Non-current portion	$—

Paycheck Protection Program Note
On April 22, 2020 (the “Origination Date”), the Company received $7.8 million in aggregate loan proceeds (the “PPP Loan”) from Silicon Valley Bank (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and Economic Security Act) of 2020. Payments of principal and interest were deferred for the first six months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. Following the deferral period, the Company was required to make payments of principal and interest accrued under the PPP Loan in monthly installments based upon an amortization schedule to be determined by the Lender based on the principal balance of the PPP Loan outstanding following the deferral period and taking into consideration any portion of the PPP Loan that may be forgiven prior to that time. The PPP Loan bore interest at
1%. The Company repaid the loan in full on August 20, 2020 for $7.84 million comprised of $7.82 million of principal and accrued interest of $26,000.
Bridge Note
In August 2015, the Company entered into a Convertible Promissory Note (the “Bridge Note”) with an investor (the “Investor”) with a principal amount of $1.5 million and an interest rate of 3.00% per annum. The Bridge Note had an original maturity date of August 11, 2016, however the Company and Investors agreed to allow the Bridge Note to remain outstanding after maturity. On February 21, 2019, the Company and the Investor entered into an amendment to the Bridge Note (the “Amended Bridge Note”), which revised the Bridge Note’s settlement provisions.
In June 2019, the Company and the Investor agreed to settle the Amended Bridge Note into Series
A-11
Preferred Stock at a price equal to (i) $58 million divided by (ii) the Company’s fully diluted share count. The settlement of the Amended Bridge Note was accounted for as an extinguishment of debt, wherein the carrying amount of the Bridge Note was derecognized and the fair value of the Series
A-11
Preferred Stock issued was recorded in equity. The difference between the carrying amount of the Note and the fair value of the Preferred Stock was recorded as a loss on extinguishment of $6.0 million.
Others
Vehicle loan
In October 2017, the Company entered into a vehicle loan agreement with an aggregate principal of $73,000
(the “Vehicle Loan”). The Vehicle Loan
bears interest
 at
5.99%
per annum and has a final maturity date of November 10, 2022. Principal and interest are paid according to a schedule of 60 monthly installments beginning December 10, 2017 until final maturity.
Additional Equipment Loan
The Company also entered into an equipment loan agreement for subsidiary with an aggregate principal of $182,000
(the “Additional Equipment Loan”) in December 2018. The Additional Equipment Loan carries an interest of
5.89% per annum maturing on November 14, 2023. Principal and interest are paid according to a schedule of 60 monthly installments beginning November 14, 2018 until final maturity.
The following table summarizes the outstanding balances recorded for other long-term debt as of September 30, 2020 and December 31, 2019 (in thousands):

	As of
	September 30, 2020	December 31, 2019
Vehicle Loan	$35	$45
Additional Equipment Loan	121	146

Total	156	191
Less: current portion	52	51

Non-current portion	$104	$140

Note 8. Long-term debt
Senior Secured Loan
In August 2017, the Company issued a Senior Secured Promissory Note with an aggregate principal of $15 million (the “2017 Note”). The 2017 Note bears interest at 12.50% per annum, with an effective interest rate of 15.68% due to upfront fees of $382,000 and allocated proceeds to warrants of $480,000 and has a final maturity date of September 18, 2020. Principal and interest are paid according to a schedule of 28 monthly installments beginning June 18, 2018 until final maturity.
On December 18, 2018 the Company entered into the First Amendment to Senior Secured Promissory Note with the lenders which provided for an incremental advance with an aggregate principal amount of $3 million (the “2018 Note” and together with the 2017 Note, the “Notes”). The 2018 Note accrues interest at 12.50% per annum, with an effective interest rate of 15.58% due to upfront fees of $108,000 and allocated proceeds to warrants of $46,000. Principal and interest are paid pursuant to a schedule of 27 monthly installment payments with a final maturity date on December 18, 2021. The Notes permit prepayment with an interest make-whole premium. The Notes include standard non-financial
covenants and are secured by a first priority perfected security interest in substantially all of the Company’s assets. The Company must maintain liquidity of at least $2.0 million. As of December 31, 2019 and December 31, 2018, the Company is not in default on any covenants.
In connection with the issuance of the Notes, the Company issued warrants (see Note 9: Warrants). Proceeds were allocated to the warrants at their full fair value, with the residual allocated to the Notes.
The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
2017 Notes Principal Outstanding	$5,304	$11,648
Unamortized discount (2017 Notes)	(56)	(307)
2018 Notes	2,707	3,000
Unamortized discount (2018 Notes)	(81)	(151)

Net carrying amount	7,874	14,190
Less: current portion	6,459	6,320

Non-current portion	$1,415	$7,870

Equipment Loan
On July 31, 2017, the Company entered into an Equipment and Loan Agreement (“the agreement”) for total committed amount of $4.0 million for the purpose of acquiring equipment. On March 29, 2018, the commitment amount was increased by $ 1.4 million to a total of $ 5.4 million. Under the agreement, the Company issued three promissory notes totaling $3.2 million in the period starting from July 31, 2017 through December 15, 2017 and three promissory notes totaling $2.2 million in the period starting from March 29, 2018 to October 16, 2018. The promissory notes bear interest at 10.35% per annum with effective rate of interest ranging from 10.37% to 13.96%. The interest only period ends on June 30, 2018 and principal and interest are paid based on the monthly schedule until final maturity being July 1, 2020.
The following table summarizes the outstanding balances recorded for the Notes as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
Notes Principal Outstanding	$1,290	$4,023
Unamortized discount	(9)	(66)

Net carrying amount	1,281	3,957
Less: current portion	1,281	2,716

Non-current portion	$—	$1,241

Others
Revolving credit facility
On November 19, 2018, the Company entered into revolving line of credit agreement for total amount of $500,000. The revolving line of credit carries a variable interest rate which changes from time to time based on the wall street journal prime rate (Index). The credit facility matures on November 13, 2019. As of December 31, 2018, $500,000

was outstanding, which was fully repaid in 2019.
Vehicle loan
In October 2017, the Company entered into a vehicle loan agreement with an aggregate principal of $73,000 (the “Vehicle Loan”). The Vehicle Loan bears interest at 5.99% per annum and has a final maturity date of November 10, 2022. Principal and interest are paid according to a schedule of
60 monthly
installments beginning December 10, 2017 until final maturity.
Additional Equipment Loan
The Company also entered into an equipment loan agreement for subsidiary with an aggregate principal of $182,000 (the “Additional Equipment Loan”) in December 2018. The Additional Equipment Loan carries an interest of 5.89% per annum maturing on November 14, 2023. Principal and interest are paid according to a schedule of 60 monthly installments beginning November 14, 2018 until final maturity.
The following table summarizes the outstanding balances recorded for other long-term debt as of December 31, 2019 and December 31, 2018 (in thousands):

	As of December 31,
	2019	2018
Revolving credit facility	$—	$500
Vehicle loan	45	60
Additional Equipment Loan	146	179

Total	191	739
Less: current portion	51	549

Non-current portion	$140	$190

Following is the principal maturity schedule for long-term debt outstanding as of December 31, 2019 (in thousands):

As of December 31, 2019
2020	$7,912
2021	1,489
2022	54
2023	37
2024	—

Total	9,492
Less unamortized debt cost	146

Long-term debt	$9,346